Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
Schedule of Fair Value of the Stock Options at the Grant Date

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Stand Alone Stock Option Grant	Employee Stock Option Plan	Past Share Option plan	Base Share Option plan	Performance Share Option plan
Weighted average fair value of shares	$5.42	$13.98	$11.45	$10.80	$10.79
Weighted average exercise price	$4.55	$5.55	$12.48	$10.52	$10.52
Weighted average expected volatility	29.69%	42.18%	48.73%	54.73%	54.73%
Dividend rate	0%	0%	0%	0%	0%
Weighted average risk-free interest rate	1.66%	1.17%	4.40%	4.47%	4.47%
Weighted average expected life	9.89 years	9.22 years	4.89 years	2.97 year	2.97 year
Weighted average fair value of stock options at measurement date	$2.47	$10.10	$5.01	$4.46	$4.45

Schedule of Range of Assumptions which have Determined

Bioceres Crop Solutions’s fair value of the grants was estimated utilizing a Black Scholes option pricing model based on the following range of assumptions which have determined consistent with BIOX’s historical methodology for such assumptions:

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—

Schedule of Option Activity and Weighted Average Exercise Price

The following table shows the evolution of stock option and weighted average exercise price for the years ended June 30, 2025, and 2024:

	06/30/2025		06/30/2024
	Number of options	W.A. Exercise price	Number of options	W.A. Exercise price

At the beginning of the year	7,345,795	11.83	1,791,000	15.79
Granted during the year	-	-	5,631,894	10.55
Cancelled or expired during the year	-	-	(570)	10.07
Exercised during the year	-	-	(76,529)	10.73
Loss of control	(7,345,795)	11.83	-	-
Effective at the end of the year	-	-	7,345,795	11.83